Document and Entity Information	Jul. 31, 2026
Entity Information [Line Items]
Entity Central Index Key	0001570585
Amendment Flag	true
Amendment Description	to provide the information required by Item 9.01
Document Type	8-K/A
Document Period End Date	Jul. 31, 2026
Entity Registrant Name	Liberty Global Ltd.
Entity Incorporation, State or Country Code	D0
Entity File Number	001-35961
Entity Tax Identification Number	98-1750381
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 11
Country Region	1
City Area Code	303
Local Phone Number	220.6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A common shares
Trading Symbol	LBTYA
Security Exchange Name	NASDAQ
Common Class B [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class B common shares
Trading Symbol	LBTYB
Security Exchange Name	NASDAQ
Common Class C [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class C common shares
Trading Symbol	LBTYK
Security Exchange Name	NASDAQ